Subsequent events (Details)		2 Months Ended		12 Months Ended
	Nov. 19, 2019 shares	Mar. 05, 2020 USD ($) shares	Mar. 05, 2020 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares
Disclosure of non-adjusting events after reporting period [line items]
Exercised (in shares)				3,580,000	276,000
Granted pursuant to Stock Option Plan (in shares)	50,000			2,520,000	3,003,000
Exercise price of options granted (in dollars per share) | $				$ 6.14	$ 5.29
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				111,798,000	85,500,000	84,052,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Exercised (in shares)		499,000	499,000
Proceeds from issuing shares | $		$ 1,974,000
Granted pursuant to Stock Option Plan (in shares)		1,867,000	1,867,000
Exercise price of options granted (in dollars per share)		$ 18.66	$ 24.64
Major ordinary share transactions | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		499,000	499,000